PROPERTY AND EQUIPMENT	12 Months Ended
Dec. 31, 2023
Property, Plant and Equipment [Abstract]
PROPERTY AND EQUIPMENT

NOTE 5 - PROPERTY AND EQUIPMENT

Property and equipment, net consists of the following:

	December 31, 2023	December 31, 2022
Leasehold Improvement	$32,125	$32,125
Computer	11,770	11,770
Equipment	147,409	147,409
Total	191,304	191,304
Less: accumulated depreciation and amortization	(175,333)	(149,432)
Total property and equipment, net	$15,971	$41,872

Depreciation expense for the years ended December 31, 2023, and 2022, was $25,901 and $25,903, respectively.